Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation Rates
%
Research and development equipment	25
Manufacturing equipment	15 - 20
Office furniture and equipment	7 - 33
Leasehold improvements	*

* Over the shorter of the relevant lease period or their useful lives (mainly at 25%)

Summary of Changes in Product Warranty Liability
US$ (thousands)
Balance at January 1, 2011	30
Accrual for warranties issued during the year	-
Warranty costs incurred (actual warranty claims)	-
Balance at December 31, 2011	30
Accrual for warranties issued during the year	70
Warranty costs incurred (actual warranty claims)	-

Balance at December 31, 2012	100

Summary of Risk Free Interest Rates
Year ended December 31%
2012	0.50
2011	0.80
2010	-